Summary of Weighted Average Assumptions and Fair Value of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	1,939,796	818,090	716,508
Weighted average exercise price	$ 17.42	$ 22.95	$ 17.61
Risk-free interest rate	1.31%	1.69%	2.96%
Expected volatility	26.81%	24.11%	29.98%
Expected term (years)	6 years	7 years 10 months 24 days	8 years 6 months
Dividend yield	1.64%	1.75%	1.59%
Weighted average fair value	$ 9.48	$ 5.27	$ 5.78